ABN AMRO Funds
(formerly, the "Rembrandt Funds")

Money Market Funds: Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund

Fixed Income Funds: Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, and Limited Volatility Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds: Value Fund, Growth Fund, International Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated March 8, 1999 to the
Prospectus - Common Share Class
dated April 30, 1998


This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

Effective March 15, 1999, the subscript "(US)" will be added to each Fund's name, after the word "Fund" as follows:

Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US), Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), International Fixed Income Fund(US), Limited Volatility Fixed Income Fund(US), Balanced Fund(US), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Growth Fund(US), Real Estate Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US), and TransEurope Fund(US).

Effective May 10, 1999, the following will supplement information found in the "Your Account and Doing Business with Us - How to Exchange Shares" beginning on page 13:

Exchanges by Timing Accounts. In the case of market timing or allocation services ("Timing Accounts"), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators.

The Funds reserve the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

In addition, the Funds reserve the right to refuse the purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A Shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused. The Advisor of the Funds and the Distributor reserve the right to refuse any order for the purchase of Shares.

The following supplements information found in the "Investment Objectives and Policies - Balanced Fund" and "Investment Objectives and Policies - Fixed Income Fund" sections beginning on page 21:

In addition, the Fund may invest in lower quality domestic debt securities, sometimes referred to as "high-yield" or "junk" bonds. These bonds offer higher income as well as the prospect for price appreciation, but involve more risk; for instance, a greater risk of default than U.S. Government bonds or other high quality, corporate fixed-income securities.

The following supplements information found in the "General Investment Policies - The Fixed Income and Balanced Funds" section beginning on page 26:

The Fixed Income Fund and Balanced Fund may also invest in debt securities rated below investment-grade. Securities rated below investment-grade (those rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable credit quality) are commonly referred to as "junk bonds". Junk bonds involve greater risk of default, downgrade, or price declines than investment-grade securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset value.

The following supplements similar information found in "The Advisor" section beginning on page 31:

Mark W. Karstrom, Senior Vice President of the Advisor, has served as portfolio manager for the Intermediate Government Fixed Income Fund and the Limited Volatility Fixed Income Fund since September, 1996. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as a Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996.

Gregory D. Boal, Senior Vice President of the Advisor, has served as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997. He also served as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999 and as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank from November, 1989 to March, 1997.

Todd J. Youngberg, Senior Vice President of the Advisor, served as co-manager of the fixed income portion of the Balanced Fund and the Fixed Income Fund from November, 1998 to January, 1999. Mr. Youngberg served as Vice President and Portfolio Manager of Amerus Life Holdings Inc. from January, 1995 to November, 1998 and as a securities analyst from June, 1992 to January, 1995.

Messrs. Karstrom, Boal and Youngberg, the Fixed Income Portfolio Management Team (the "Fixed Income Team"), have served as co-managers of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999. The Fixed Income Team as a whole is primarily responsible for the day-to-day management of the Funds and the members are jointly responsible for investment decisions of the Funds.

ABN AMRO Funds
(formerly, the "Rembrandt Funds")

Money Market Funds: Treasury Money Market Fund, Government Money
Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund

Fixed Income Funds: Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, and Limited Volatility Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds: Value Fund, Growth Fund, International Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers Fund, Latin
America Equity Fund and TransEurope Fund

Supplement dated March 8, 1999 to the
Prospectus - Investor Share Class
dated April 30, 1998


This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

Effective March 15, 1999, the subscript "(US)" will be added to each Fund's name, after the word "Fund" as follows:

Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US), Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), International Fixed Income Fund(US), Limited Volatility Fixed Income Fund(US), Balanced Fund(US), Value Fund(US), Growth Fund(US), International Equity Fund(US),Small Cap Growth Fund(US), Real Estate Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US), and TransEurope Fund(US).

Effective May 10, 1999, the following will supplement information found in the "Your Account and Doing Business with Us - How to Purchase, Redeem and Exchange Shares" beginning on page 12:

Exchanges by Timing Accounts. In the case of market timing or allocation services ("Timing Accounts"), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators.

The Funds reserve the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

In addition, the Funds reserve the right to refuse the purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A Shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused. The Advisor of the Funds and the Distributor reserve the right to refuse any order for the purchase of Shares.

The following supplements information found in the "Investment Objectives and Policies - Balanced Fund" and "Investment Objectives and Policies - Fixed Income Fund" sections beginning on page 21:

In addition, the Fund may invest in lower quality domestic debt securities, sometimes referred to as "high-yield" or "junk" bonds. These bonds offer higher income as well as the prospect for price appreciation, but involve more risk; for instance, a greater risk of default than U.S. Government bonds or other high quality, corporate fixed-income securities.

The following supplements information found in the "General Investment Policies - The Fixed Income and Balanced Funds" section beginning on page 26:

The Fixed Income Fund and Balanced Fund may also invest in debt securities rated below investment-grade. Securities rated below investment-grade (those rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the Advisor to be of comparable credit quality) are commonly referred to as "junk bonds". Junk bonds involve greater risk of default, downgrade, or price declines than investment-grade securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities, and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset value.

The following supplements similar information found in "The Advisor" section beginning on page 31:

Mark W. Karstrom, Senior Vice President of the Advisor, has served as portfolio manager for the Intermediate Government Fixed Income Fund and the Limited Volatility Fixed Income Fund since September, 1996. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as a Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996.

Gregory D. Boal, Senior Vice President of the Advisor, has served as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997. He also served as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999 and as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank from November, 1989 to March, 1997.

Todd J. Youngberg, Senior Vice President of the Advisor, served as co-manager of the fixed income portion of the Balanced Fund and the Fixed Income Fund from November, 1998 to January, 1999. Mr. Youngberg served as Vice President and Portfolio Manager of Amerus Life Holdings Inc. from January, 1995 to November, 1998 and as a securities analyst from June, 1992 to January, 1995.

Messrs. Karstrom, Boal and Youngberg, the Fixed Income Portfolio Management Team (the "Fixed Income Team"), have served as co-managers of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999. The Fixed Income Team as a whole is primarily responsible for the day-to-day management of the Funds and the members are jointly responsible for investment decisions of the Funds.


ABN AMRO Funds


Money Market Funds:  Treasury Money Market Fund, Government Money
Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund

Fixed Income Funds: Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, and Limited Volatility Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds: Value Fund, Growth Fund, International Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian Tigers Fund, Latin
America Equity Fund, and TransEurope Fund

Supplement dated March 8, 1999 to the
Statement of Additional Information
dated April 30, 1998

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

Effective March 15, 1999, the subscript "(US)" will be added to each Fund's name, after the word "Fund" as follows:

Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US), Fixed Income Fund(US), Intermediate Government Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), International Fixed Income Fund(US), Limited Volatility Fixed Income Fund(US), Balanced Fund(US), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Growth Fund(US), Real Estate Fund(US), Asian Tigers Fund(US), Latin America Equity Fund(US), and TransEurope Fund(US).

ABN AMRO Funds

Small Cap Value Fund

Supplement dated March 8, 1999 to the
Prospectus - Common Share Class
dated June 30, 1998

This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.


Effective March 15, 1999, the subscript "(US)" will be added to the Fund's name, after the word "Fund" as follows: Small Cap Value Fund(US).

Effective May 10, 1999, the following will supplement information found in the "Your Account and Doing Business with Us - How to Exchange Shares" beginning on page 6:

Exchanges by Timing Accounts. In the case of market timing or allocation services ("Timing Accounts"), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators.

The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of the Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

In addition, the Fund reserves the right to refuse the purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A Shareholder's exchange into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused. The Advisor of the Fund and the Distributor reserve the right to refuse any order for the purchase of Shares.

The following information replaces paragraph 6 of "The Advisor" section beginning on page 12:

Kurt S. Moeller, Vice President of the Advisor, serves as co-manager of the Fund. Previously, he was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co. from 1996 through 1998. Mr. Moeller was a research assistant for the Indiana University Foundation from 1995 through 1996. He earned an M.B.A. in Finance from Indiana University in 1996.


ABN AMRO Funds

Small Cap Value Fund

Supplement dated March 8, 1999 to the
Prospectus - Investor Share Class
dated June 30, 1998

This supplement provides new and additional information beyond that contained in the prospectus. It should be retained and read in conjunction with the prospectus.


Effective March 15, 1999, the subscript "(US)" will be added to the Fund's name, after the word "Fund" as follows: Small Cap Value Fund(US).

Effective May 10, 1999, the following will supplement information found in the "Your Account and Doing Business with Us - How to Purchase, Redeem and Exchange Shares" beginning on page 5:

Exchanges by Timing Accounts. In the case of market timing or allocation services ("Timing Accounts"), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators.

The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of the Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

In addition, the Fund reserves the right to refuse the purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment the Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A Shareholder's exchange into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused. The Advisor of the Fund and the Distributor reserve the right to refuse any order for the purchase of Shares.

The following information replaces paragraph 6 of "The Advisor" section beginning on page 12:

Kurt S. Moeller, Vice President of the Advisor, serves as co-manager of the Fund. Previously, he was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co. from 1996 through 1998. Mr. Moeller was a research assistant for the Indiana University Foundation from 1995 through 1996. He earned an M.B.A. in Finance from Indiana University in 1996.


ABN AMRO Funds

Small Cap Value Fund

Supplement dated March 8, 1999 to the
Statement of Additional Information
dated June 30, 1998


This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.


Effective March 15, 1999, the subscript "(US)" will be added to the Fund's name, after the word "Fund" as follows: Small Cap Value Fund(US).